[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06044

Morgan Stanley European Growth Fund Inc.

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020

(Address of principal executive offices)   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Growth Fund Inc.

Portfolio of Investments            July 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE

	Common and Preferred Stocks (98.7%)

	Denmark (2.6%)
	Beverages: Alcoholic
153,548	Carlsberg AS (Series B)	$7,720,596

	Pharmaceuticals: Major
223,388	Novo Nordisk AS (Series B)	11,340,592

	Total Denmark	19,061,188

	Finland (2.9%)
	Information Technology Services
461,356	TietoEnator Oyj	12,812,234

	Multi-Line Insurance
716,822	Sampo Oyj (A Shares)	6,747,607

	Telecommunication Equipment
154,363	Nokia Oyj	1,768,532

	Total Finland	21,328,373

	France (10.7%)
	Broadcasting
130,184	M6 Metropole Television	3,269,435

	Data Processing Services
161,910	Atos Origin SA *	9,539,708

	Electrical Products
133,996	Schneider Electric S.A.	8,513,606

	Household/Personal Care
62,977	L’Oreal S.A.	4,508,587

	Integrated Oil
116,764	Total S.A.	22,642,275

	Major Banks
152,729	BNP Paribas S.A.	8,883,091

	Major Telecommunications
299,123	France Telecom S.A. *	7,400,685

	Multi-Line Insurance
712,969	Axa	14,631,232

	Total France	79,388,619

	Germany (14.2%)
	Apparel/Footwear
73,422	Adidas-Salomon AG	8,719,989

	Department Stores
85,325	Metro AG	3,911,288

	Industrial Conglomerates
257,224	Siemens AG	18,031,475

	Investment Banks/Brokers
227,253	Deutsche Boerse AG	11,059,280

	Major Telecommunications
415,858	Deutsche Telekom AG (Registered Shares) *	6,959,227

	Medical/Nursing Services
179,178	Fresenius Medical Care AG	13,012,785

	Motor Vehicles
235,562	Bayerische Motoren Werke (BMW) AG	10,455,472
10,330	Porsche AG (Pref.)	6,676,928
		17,132,400

	Multi-Line Insurance
83,772	Allianz AG (Registered Shares)	8,087,069

	Packaged Software
78,451	SAP AG	12,562,597

	Semiconductors
519,700	Infineon Technologies AG *	5,679,281

	Total Germany	105,155,391

	Italy (4.9%)
	Integrated Oil
508,284	ENI SpA	10,449,109

	Major Banks
1,166,902	Unicredito Italiano SpA	5,583,341

	Major Telecommunications
4,021,423	Telecom Italia SpA	11,917,178

	Wireless Telecommunications
1,474,587	Telecom Italia Mobile SpA (T.I.M.)	7,835,548

	Total Italy	35,785,176

	Netherlands (9.2%)
	Electronic Production Equipment
637,433	ASML Holding NV *	9,096,242

	Food: Specialty/Candy
406,449	ROYAL NUMICO NV	12,660,481

	Industrial Conglomerates
626,591	Koninklijke (Royal) Philips Electronics NV	15,171,214

	Integrated Oil
227,125	Royal Dutch Petroleum Co.	11,377,980

	Life/Health Insurance
758,427	Aegon NV	8,616,330

	Publishing: Books/Magazines
660,511	Wolters Kluwer NV	11,101,047

	Total Netherlands	68,023,294

	Norway (0.5%)
	Major Telecommunications
575,212	Telenor ASA	3,908,213

	Spain (7.6%)
	Cable/Satellite TV
150,326	Sogecable, S.A. *	5,557,199

	Engineering & Construction
583,616	ACS Actividades de Construccion y Servicios SA	9,731,513
86,425	Grupo Ferrovial, S.A.	3,764,302
		13,495,815

	Major Banks
1,232,710	Banco Bilbao Vizcaya Argentaria, S.A.	16,390,521

	Major Telecommunications
1,432,982	Telefonica S.A.	20,862,272

	Total Spain	56,305,807

	Sweden (6.8%)
	Auto Parts: O.E.M.
237,072	Autoliv, Inc. (SDR)	9,851,364

	Electronics/Appliances
240,419	Electrolux AB (Series B)	4,196,614

	Industrial Machinery
979,501	Assa Abloy AB (B Shares)	11,611,056

	Metal Fabrications
324,945	AB SKF (B Shares)	12,338,826

	Miscellaneous Commercial Services
556,889	Securitas AB (B Shares)	6,274,949

	Telecommunication Equipment
2,252,610	Telefonaktiebolaget LM Ericsson (B Shares) *	6,015,411

	Total Sweden	50,288,220

	Switzerland (8.8%)
	Financial Conglomerates
306,373	UBS AG (Registered Shares)	20,467,907

	Major Banks
285,479	Credit Suisse Group *	9,146,112

	Other Consumer Specialties
146,242	Compagnie Financiere Richemont AG (Series A)	3,772,183

	Pharmaceuticals: Major
488,699	Novartis AG (Registered Shares)	21,835,649
102,823	Roche Holding AG	10,151,494
		31,987,143

	Total Switzerland	65,373,345

	United Kingdom (30.5%)
	Advertising/Marketing Services
1,193,803	WPP Group PLC	11,054,359

	Broadcasting
4,441,316	ITV PLC	8,451,580

	Cable/Satellite TV
1,452,649	British Sky Broadcasting Group PLC	15,990,680

	Food Retail
3,529,597	Tesco PLC	16,357,723

	Integrated Oil
1,539,392	BP PLC	14,464,681

	Investment Managers
602,031	Amvescap PLC	3,102,525

	Life/Health Insurance
1,542,890	Prudential PLC	12,741,548

	Major Banks
1,945,786	Barclays PLC	16,299,071
1,727,740	HSBC Holdings PLC	25,405,682
576,297	Royal Bank of Scotland Group PLC	16,224,294
		57,929,047

	Medical Specialties
932,193	Smith & Nephew PLC	9,421,255

	Miscellaneous Commercial Services
2,043,775	Hays PLC	4,540,491

	Other Metals/Minerals
1,092,170	Vedanta Resources PLC *	5,747,752

	Pharmaceuticals: Major
119,014	AstraZeneca PLC	5,333,590
773,594	GlaxoSmithKline PLC	15,735,343
		21,068,933

	Publishing: Books/Magazines
578,253	EMAP PLC	7,655,301

	Restaurants
1,934,664	Compass Group PLC	11,264,867

	Specialty Stores
1,769,585	MFI Furniture Group PLC	4,253,587

	Wireless Telecommunications
9,969,392	Vodafone Group PLC	21,648,959

	Total United Kingdom	225,693,288

	Total Common and Preferred Stocks
	(Cost $629,485,088)	730,310,914

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (1.1%)

	REPURCHASE AGREEMENT
8,395	Joint repurchase agreement account 1.35% due 08/02/04 (dated 07/30/04; proceeds $8,395,944) (a) (Cost $8,395,000)		8,395,000

	TOTAL INVESTMENTS (Cost $637,880,088) (b)	99.8%	738,705,914
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	1,676,314
	NET ASSETS	100.0%	$740,382,228

SDR	Swedish Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $121,920,480 and the aggregate gross unrealized depreciation is $21,094,654, resulting in net unrealized appreciation of $100,825,826.

Morgan Stanley European Growth Fund Inc.

Summary of Investments July 31, 2004 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Advertising/Marketing Services	$11,054,359	1.5%
Apparel/Footwear	8,719,989	1.2
Auto Parts: O.E.M.	9,851,364	1.3
Beverages: Alcoholic	7,720,596	1.0
Broadcasting	11,721,015	1.6
Cable/Satellite TV	21,547,879	2.9
Data Processing Services	9,539,708	1.3
Department Stores	3,911,288	0.5
Electrical Products	8,513,606	1.1
Electronic Production Equipment	9,096,242	1.2
Electronics/Appliances	4,196,614	0.6
Engineering & Construction	13,495,815	1.8
Financial Conglomerates	20,467,907	2.8
Food Retail	16,357,723	2.2
Food: Specialty/Candy	12,660,481	1.7
Household/Personal Care	4,508,587	0.6
Industrial Conglomerates	33,202,689	4.5
Industrial Machinery	11,611,056	1.6
Information Technology Services	12,812,234	1.7
Integrated Oil	58,934,045	8.0
Investment Banks/Brokers	11,059,280	1.5
Investment Managers	3,102,525	0.4
Life/Health Insurance	21,357,878	2.9
Major Banks	97,932,112	13.2
Major Telecommunications	51,047,575	6.9
Medical Specialties	9,421,255	1.3
Medical/Nursing Services	13,012,785	1.8
Metal Fabrications	12,338,826	1.7
Miscellaneous Commercial Services	10,815,440	1.5
Motor Vehicles	17,132,400	2.3
Multi-Line Insurance	29,465,908	4.0
Other Consumer Specialties	3,772,183	0.5
Other Metals/Minerals	5,747,752	0.8
Packaged Software	12,562,597	1.7
Pharmaceuticals: Major	64,396,669	8.7
Publishing: Books/Magazines	18,756,348	2.5
Repurchase Agreement	8,395,000	1.1
Restaurants	11,264,867	1.5
Semiconductors	5,679,280	0.8
Specialty Stores	4,253,587	0.6
Telecommunication Equipment	7,783,943	1.0
Wireless Telecommunications	29,484,507	4.0

	$738,705,914	99.8%

TYPE OF INVESTMENT	VALUE	PERCENT OF NET ASSETS

Common Stocks	$723,633,986	97.8%
Preferred Stocks	6,676,928	0.9
Short-Term Investments	8,395,000	1.1

	$738,705,914	99.8%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004